Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 5,259	$ 15,891
Prepaid expenses and other current assets	303	1,450
Current assets of discontinued operation	785	6,153
Total current assets	6,347	23,494
Property, plant and equipment, net	9	69
Goodwill	2,127	2,127
Other long-term assets	854	963
Non-current assets of discontinued operation	695	26,624
Total assets	10,032	53,277
Current liabilities:
Accounts payable	3,198	1,090
Accrued expenses and other current liabilities	2,364	3,386
Current portion of long-term debt, net	5,600	2,222
Current liabilities of discontinued operation	10,298	8,948
Total current liabilities	21,460	15,646
Long-term debt, net	1,519	6,309
Other long-term liabilities	598	650
Non-current liabilities of discontinued operation	10,697	17,446
Total liabilities	34,274	40,051
Commitments and contingencies (Note 12)
Shareholders' (deficit) equity:
Preferred stock, $0.01 par value. Authorized, 10,000,000 shares; issued and outstanding, 8,289 shares at December 31, 2022 and 0 shares at December 31, 2021	0	0
Common stock, $0.01 par value. Authorized, 190,000,000 shares; issued and outstanding, 190,000,000 shares at December 31, 2022 and 1,623,913 shares at December 31, 2021	16	1
Additional paid-in capital	166,646	145,314
Accumulated deficit	(190,904)	(132,089)
Total shareholders' (deficit) equity	(24,242)	13,226
Total liabilities and shareholders' (deficit) equity	$ 10,032	$ 53,277